TAXATION (Deferred Tax Assets) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred Tax Asset [Line Items]
Less: Valuation allowance	¥ (114,620,700)		¥ (86,443,363)	¥ (66,223,501)	¥ (54,792,006)
Deferred tax assets	338,069,324	$ 49,170,144	275,372,108
Deferred tax liabilities	(25,893,228)	$ (3,766,014)	(70,121,943)
Less: Deferred tax liabilities in the same tax jurisdiction	(126,125,973)		(6,984,552)
Total deferred tax liabilities	(152,019,201)		(77,106,495)
Less: Deferred tax assets in the same tax jurisdiction	126,125,973		6,984,552
Deferred Tax Asset [Member]
Deferred Tax Asset [Line Items]
Net operating losses	315,472,145		125,206,224
Accrued warranty costs	137,737,283		147,133,263
Provision for inventories, accounts receivable, other receivable	46,850,223		54,705,934
Timing difference for revenue recognition of retainage contract	9,486,524		13,764,075
Other temporary differences	69,269,822		16,185,905
Timing difference for project assets, property, plant and equipment	0		11,804,621
Total deferred tax assets	578,815,997		368,800,022
Less: Valuation allowance	(114,620,700)		(86,443,363)
Deferred tax assets	338,069,324		275,372,107
Deferred Tax Liability [Member]
Deferred Tax Asset [Line Items]
Timing difference for project assets, property, plant and equipment	(126,125,973)		(77,106,495)
Other temporary differences	(25,893,228)		0
Deferred tax liabilities	¥ (25,893,228)		¥ (70,121,943)